UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10569

First Funds

(Exact name of registrant as specified in charter)

First Financial Capital Advisors LLC 4000 Smith Road, Suite 400 Cincinnati, Ohio 45209
(Address of principal executive offices) (Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 295-4964

Date of fiscal year end: 4/30/08

Date of reporting period: 10/31/07

Item 1.	Reports to Stockholders.

(formerly Legacy Funds Group)

SEMI-ANNUAL REPORT

OCTOBER 31, 2007

FIRST CALIBER EQUITY

FIRST STERLING INCOME

FIRST ELITE MONEY MARKET

FIRST FUNDS

FIRST FUNDS

SECURITY ALLOCATION (UNAUDITED)

First Funds invested, as a percentage of net assets, in the following industries as of October 31, 2007.

FIRST CALIBER EQUITY:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
Industrials	19.3%
Financial	18.8%
Information Technology	17.6%
Consumer Discretionary	11.9%
Health Care	9.3%
Energy	8.7%
Telecom Services	3.5%
Consumer Staples	3.2%
Mutual Fund	2.8%
Utilities	2.6%
Metals	2.3%
Materials	0.8%
Investment Companies	0.7%

Total	101.5%

FIRST ELITE MONEY MARKET:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
U.S. Government Agency Securities	79.0%
Master Demand Notes	18.5%
Investment Companies	2.8%

Total	100.3%

FIRST STERLING INCOME:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
U.S. Government Agency Securities	33.3%
Banking, Finance & Insurance	32.8%
U.S. Government Agency Collateralized Mortgage Obligations	10.9%
Investment Companies	5.2%
Retail	4.8%
U.S. Treasury Obligations	2.9%
Pharmaceuticals	2.6%
Personal Care	2.4%
Telecommunications	1.9%
Computer Peripherals	1.3%
Health Care	1.3%
Software	1.3%
Aerospace/Defense	1.2%
Food & Beverages	1.1%
Industrial Goods & Services	0.7%
Medical Instruments	0.6%
Multimedia	0.6%

Total	104.9%

Security allocations are subject to change.

See notes to financial statements.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2007 (UNAUDITED)

SHARES	SECURITY DESCRIPTION	VALUE
COMMON STOCKS (98.0%):
Consumer Discretionary (11.9%):
127,000	Crocs, Inc. *	$9,493,250
106,900	GameStop Corp. *	6,330,618
221,000	Guess?, Inc.	11,357,190
59,484	priceline.com, Inc. *	5,537,960

		32,719,018

Consumer Staples (3.2%):
74,900	PepsiCo, Inc.	5,521,628
46,850	Procter & Gamble Co.	3,257,012

		8,778,640

Energy (8.7%):
90,700	ConocoPhillips	7,705,872
104,000	Devon Energy Corp.	9,713,600
90,000	National Oilwell Varco, Inc.*	6,591,600

		24,011,072

Financial (18.8%):
116,400	Ameriprise Financial, Inc.	7,330,872
62,630	IntercontinentalExchange, Inc. *	11,160,666
123,500	Janus Capital Group, Inc.	4,261,985
66,720	MasterCard, Inc., Class A	12,646,776
41,000	Prudential Financial, Inc.	3,965,520
48,800	The Goldman Sachs Group, Inc.	12,098,496

		51,464,315

Health Care (9.3%):
80,900	Medtronic, Inc.	3,837,896
338,000	Schering-Plough Corp	10,315,760
66,200	Waters Corp. *	5,096,076
81,000	Wellpoint Health Networks, Inc. *	6,417,630

		25,667,362

Industrials (19.3%):
222,300	Diana Shipping, Inc.	9,514,440
132,900	Equifax, Inc.	5,116,650
96,600	Flowserve Corp.	7,627,536
111,000	General Cable Corp. *	7,990,890
96,100	Honeywell International, Inc.	5,805,401
67,800	Jacobs Engineering Group, Inc. *	5,908,770
53,178	Precision Castparts Corp.	7,966,596
62,000	The Manitowoc Co., Inc.	3,054,120

		52,984,403

See notes to financial statements.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2007 (UNAUDITED)

SHARES	SECURITY DESCRIPTION	VALUE
COMMON STOCKS, CONTINUED:
Information Technology (17.6%):
45,600	Apple, Inc. *	$8,661,720
166,000	Avnet, Inc. *	6,925,520
388,000	EMC Corp. *	9,851,320
65,000	FactSet Research Systems, Inc.	4,583,800
81,550	International Business Machines Corp.	9,469,586
315,400	Oracle Corp. *	6,992,418
83,000	Western Union Co.	1,829,320

		48,313,684

Materials (0.8%):
57,050	Terra Industries, Inc. *	2,104,575

Metals (2.3%):
53,500	Freeport-McMoRan Copper & Gold, Inc.	6,295,880

Telecom Services (3.5%):
229,450	AT&T, Inc.	9,588,716

Utilities (2.6%):
40,000	FPL Group, Inc.	2,736,800
95,000	NRG Energy, Inc. *	4,337,700

		7,074,500

Total Common Stocks		269,002,165

INVESTMENT COMPANIES (0.7%):
1,880,383	First Elite Money Market Fund (a)	1,880,383

Total Investment Companies		1,880,383

MUTUAL FUNDS (2.8%):
147,000	Technology Select Sect SPDR	4,188,030
28,000	Ultra QQQ ProShares	3,429,160

Total Mutual Funds		7,617,190

Total Investments (Cost $191,689,739) (b) – (101.5%)		$278,499,738

Percentages indicated are based on net assets of $274,314,220.

*	Represents non-income producing securities.

(a)	Affiliate.

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

SPDR - Standard & Poor’s Depositary Receipt

QQQ  - Qubes

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2007 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
CORPORATE BONDS (52.6%):
Aerospace/Defense (1.2%):
$1,000,000	General Dynamics Corp., 4.50%, 8/15/10	$993,880

Banking, Finance & Insurance (32.8%):
2,000,000	Bank of New York Co., Inc., 3.63%, 1/15/09	1,965,270
1,000,000	Bank One Corp., 6.00%, 2/17/09	1,009,475
1,000,000	BankAmerica Corp., 7.13%, 3/1/09	1,022,563
500,000	Capital One Bank, 4.25%, 12/1/08	495,042
1,000,000	Caterpillar Financial Services Corp., 3.63%, 11/15/07	999,623
1,000,000	Caterpillar Financial Services Corp., 4.30%, 6/1/10	985,942
2,000,000	CitiGroup, Inc., 3.88%, 11/3/08	1,954,282
1,000,000	CitiGroup, Inc., 3.63%, 2/9/09	985,101
1,000,000	CitiGroup, Inc., 4.75%, 12/15/10	964,804
2,000,000	Fifth Third Bank, 3.38%, 8/15/08	1,972,716
1,000,000	General Electric Capital Corp., 4.63%, 9/15/09	996,513
2,000,000	General Electric Capital Corp., 5.88%, 2/15/12	2,059,469
1,000,000	Goldman Sachs Group, Inc., 4.13%, 1/15/08	997,785
2,000,000	Goldman Sachs Group, Inc., 5.70%, 9/1/12	2,031,050
1,000,000	International Lease Finance Corp., 4.50%, 5/1/08	995,323
1,000,000	John Deere Capital Corp., 3.75%, 1/13/09	985,388
1,150,000	Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,204,179
500,000	Nuveen Investments, 5.00%, 9/15/10	438,983
1,000,000	SLM Corp., 4.00%, 1/15/09	966,932
500,000	SLM Corp., 4.50%, 7/26/10	468,144
1,000,000	Textron Financial Corp., 5.13%, 2/3/11	998,656
1,000,000	Washington Mutual, Inc., 5.00%, 3/22/12	937,742
1,000,000	Wells Fargo Co., 3.50%, 4/4/08	993,589

		26,428,571

Computer Peripherals (1.3%):
1,000,000	Cisco Systems, Inc., 5.25%, 2/22/11	1,010,573

Food & Beverages (1.1%):
909,000	McDonald’s Corp., 5.95%, 1/15/08	910,468

Health Care (1.3%):
1,000,000	Humana, Inc., 6.45%, 6/1/16	1,021,700

Industrial Goods & Services (0.7%):
500,000	Weyerhaeuser Co., 6.75%, 3/15/12	520,538

Medical Instruments (0.6%):
500,000	Medtronic, Inc., 4.38%, 9/15/10	494,980

Multimedia (0.6%):
500,000	Walt Disney Co., 5.80%, 10/27/08	504,772

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2007 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
CORPORATE BONDS, CONTINUED:
Personal Care (2.4%):
$ 1,000,000	Clorox Co., 4.20%, 1/15/10	$981,068
1,000,000	Procter & Gamble Co., 3.50%, 12/15/08	985,004

		1,966,072

Pharmaceuticals (2.6%):
2,000,000	American Home Products, 6.95%, 3/15/11	2,117,624

Retail (4.8%):
2,000,000	Target Corp., 5.40%, 10/1/08	2,005,336
900,000	Wal-Mart Stores, Inc., 4.13%, 7/1/10	885,927
1,000,000	Wal-Mart Stores, Inc., 4.13%, 2/15/11	976,929

		3,868,192

Software (1.3%):
1,000,000	Oracle Corp., 5.00%, 1/15/11	1,001,141

Telecommunications (1.9%):
1,000,000	GTE California, Inc., 6.70%, 9/1/09	1,028,727
500,000	SBC Communications, Inc., 4.13%, 9/15/09	492,508

		1,521,235

Total Corporate Bonds		42,359,746

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (10.9%):
Fannie Mae (2.7%):
2,191,000	5.00%, 2/25/32	2,163,528

Freddie Mac (8.2%):
2,178,532	5.75%, 12/15/18	2,194,950
1,866,173	5.00%, 9/15/24	1,864,079
2,638,954	5.00%, 10/15/30	2,622,583

		6,681,612

Total U.S. Government Agency Collateralized Mortgage Obligations		8,845,140

U.S. TREASURY OBLIGATIONS (2.9%):
U.S. Treasury Bonds (2.9%):
2,000,000	6.25%, 8/15/23	2,321,250

Total U.S. Treasury Obligations		2,321,250

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2007 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (33.3%):
Fannie Mae (16.6%):
$5,000,000	5.25%, 1/2/08	$5,002,395
2,000,000	5.25%, 8/1/12	2,038,490
4,000,000	5.08%, 11/5/15	3,988,352
2,317,500	5.00%, 10/25/16	2,309,965

		13,339,202

Federal Home Loan Bank (3.8%):
1,000,000	5.89%, 3/30/09	1,019,492
2,000,000	5.50%, 10/19/17	2,018,830

		3,038,322

Freddie Mac (12.9%):
2,318,000	5.50%, 9/15/11	2,397,336
3,000,000	6.00%, 6/18/14	3,020,853
5,000,000	5.65%, 2/23/17	5,034,460

		10,452,649

Total U.S. Government Agency Securities		26,830,173

INVESTMENT COMPANIES (5.2%):
4,174,880	First Elite Money Market Fund (a)	4,174,880

Total Investment Companies		4,174,880

Total Investments (Cost $84,906,098) (b) – (104.9%)		$84,531,189

Percentages indicated are based on net assets of $80,560,598.

(a)	Affiliate.

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

See notes to financial statements.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2007 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (79.0%):
Federal Farm Credit Bank (30.5%):
$5,000,000	4.72%, 11/6/07*	$4,996,778
3,000,000	5.25%, 11/7/07*	2,997,470
5,000,000	4.75%, 11/15/07*	4,990,939
5,000,000	4.61%, 11/19/07*	4,988,675
4,000,000	5.26%, 11/20/07*	3,989,233
4,600,000	4.75%, 11/28/07*	4,583,923
5,000,000	4.63%, 12/26/07*	4,965,549
5,000,000	4.71%, 1/18/08*	4,951,142
5,000,000	4.71%, 4/15/08*	4,895,558

		41,359,267

Federal Home Loan Bank (48.5%):
2,000,000	5.17%, 11/2/07*	1,999,720
5,000,000	4.99%, 11/7/07*	4,995,933
5,000,000	4.80%, 11/9/07*	4,994,722
4,000,000	5.13%, 11/16/07*	3,991,583
5,000,000	4.70%, 12/4/07*	4,978,967
5,000,000	4.84%, 12/5/07*	4,977,900
5,000,000	4.71%, 12/7/07*	4,977,400
5,000,000	4.77%, 12/10/07*	4,974,813
5,000,000	4.79%, 12/14/07*	4,972,026
3,000,000	4.47%, 12/21/07*	2,981,750
5,000,000	4.67%, 12/26/07*	4,965,243
5,000,000	4.58%, 1/9/08*	4,957,450
2,000,000	4.56%, 1/15/08*	1,981,458
5,000,000	4.80%, 3/18/08*	4,911,450
5,000,000	4.38%, 4/9/08*	4,904,667

		65,565,082

Total U.S. Government Agency Securities		106,924,349

MASTER DEMAND NOTES (18.5%)
Federal Home Loan Bank (18.5%):
25,000,000	4.65%, 11/12/07**	25,000,000

Total Master Demand Notes		25,000,000

INVESTMENT COMPANIES (2.8%)
3,777,540	Goldman Sachs Financial Square Federal Fund	3,777,540

Total Investment Companies		3,777,540

Total Investments (Cost $135,701,889) – (100.3%)		$135,701,889

Percentages indicated are based on net assets of $135,239,118.

*	Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective yield of the security.

**	Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on October 31, 2007.

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2007 (UNAUDITED)

	FIRST CALIBER EQUITY	FIRST STERLING INCOME	FIRST ELITE MONEY MARKET
ASSETS:
Investments, at value (cost $189,809,356, $80,731,218 and $ 135,701,889)	$276,619,355	$80,356,309	$135,701,889
Investments in affiliates, at value (cost $1,880,383, $4,174,880 and $0 )	1,880,383	4,174,880	—

Total Investments	278,499,738	84,531,189	135,701,889

Interest and dividends receivable	203,413	833,683	75,437
Receivable for capital shares issued	100,287	—	—
Prepaid expenses	15,967	5,214	6,945

Total Assets	278,819,405	85,370,086	135,784,271

LIABILITIES:
Distributions payable	—	281,070	491,893
Payable for investments purchased	4,005,889	4,000,000	—
Payable for capital shares redeemed	208,450	439,094	—
Accrued expenses and other payables:
Investment advisory	207,530	50,713	22,895
Accounting	2,582	1,326	202
Administration	7,230	2,341	3,352
Co-Administration	2,549	789	5,640
Chief compliance officer	3,342	1,185	2,236
Distribution (Class A)	1,660	573	10
Transfer agent	17,350	7,144	4,719
Trustee	15,281	4,713	7,062
Other	33,322	20,540	7,144

Total Liabilities	4,505,185	4,809,488	545,153

COMPOSITION OF NET ASSETS :
Capital	$125,845,923	$88,705,382	$135,237,722
Accumulated net investment income (loss)	120,137	(1,143,420)	634
Accumulated net realized gains (losses) from investment transactions	61,538,161	(6,626,455)	762
Unrealized appreciation (depreciation) on investments	86,809,999	(374,909)	—

Net Assets	$274,314,220	$80,560,598	$135,239,118

CLASS A
Net Assets	$8,131,900	$2,704,041	$46,998
Shares outstanding*	721,142	282,282	46,995

Net asset value and redemption price per share	$11.28	$9.58	$1.00

Maximum Sales Load	3.00%	2.50%	N/A
Maximum offering price per share (100%/(100%-maximum sales change) of net asset value adjusted to the nearest cent)	$11.63	$9.83	N/A

Trust Class
Net Assets	$266,182,320	$77,856,557	$135,192,120
Shares outstanding*	23,599,653	8,131,620	135,193,603

Net asset value and redemption price per share	$11.28	$9.58 (a)	$1.00

*	Par value $0.001, unlimited number of authorized shares.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED OCTOBER 31, 2007 (UNAUDITED)

	FIRST CALIBER EQUITY	FIRST STERLING INCOME	FIRST ELITE MONEY MARKET
INVESTMENT INCOME:
Interest	$—	$2,175,269	$3,271,061
Dividend	1,325,218	6,973	62,258
Income from affiliates	169,111	56,629	—

Total Income	1,494,329	2,238,871	3,333,319

EXPENSES:
Investment advisory	1,222,812	338,803	130,624
Administration	172,786	62,920	84,904
Co-Administration	66,459	24,201	32,657
Distribution (Class A)	9,833	3,425	63
Chief compliance officer	21,893	8,244	10,783
Accounting	1,836	5,649	1,127
Insurance	11,730	4,578	5,479
Legal fees	22,714	10,476	6,406
Professional	19,732	7,492	7,682
Registration and filing	1,156	1,056	1,324
Printing	14,644	3,394	8,583
Transfer agent	22,246	6,760	5,034
Trustees	6,417	2,534	2,866
Other	18,081	8,716	5,514

Total expenses before fee reimbursement	1,612,339	488,248	303,046

Expenses contractually reimbursed by Investment Advisor	(181,944)	(72,245)	—

Net expenses	1,430,395	416,003	303,046

Net investment income	63,934	1,822,868	3,030,273

REALIZED /UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) from investment transactions	33,070,885	(694,969)	768
Change in unrealized appreciation (depreciation) on investments	(7,425,301)	595,191	—

Net realized/ unrealized gains (losses) from investments	25,645,584	(99,778)	768

Change in net assets resulting from operations	$25,709,518	$1,723,090	$3,031,041

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	FIRST CALIBER EQUITY		FIRST STERLING INCOME		FIRST ELITE MONEY MARKET
	Six Months Ended October 31, 2007	Year Ended April 30, 2007	Six Months Ended October 31, 2007	Year Ended April 30, 2007	Six Months Ended October 31, 2007	Year Ended April 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$63,934	$1,788,738	$1,822,868	$5,001,034	$3,030,273	$3,585,271
Realized gains (losses) from investment transactions	33,070,885	58,944,366	(694,969)	(1,025,489)	768	10
Change in unrealized appreciation (depreciation) on investments	(7,425,301)	(31,894,294)	595,191	3,560,716	—	—

Change in net assets from operations	25,709,518	28,838,810	1,723,090	7,536,261	3,031,041	3,585,281

DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
From net investment income	(861)	(29,726)	(51,271)	(128,615)	(1,091)	(2,156)
From net realized gains on investment transactions	—	(999,358)	—	—	—	—
Trust Class:
From net investment income	(190,728)	(1,662,041)	(1,874,118)	(5,317,762)	(3,028,548)	(3,583,115)
From net realized gains on investment transactions	—	(32,883,253)	—	—	—	—

Change in net assets from shareholder distributions	(191,589)	(35,574,378)	(1,925,389)	(5,446,377)	(3,029,639)	(3,585,271)

Change in net assets from capital transactions	(19,705,189)	(56,009,200)	(27,589,741)	(50,850,606)	53,547,217	17,731,524

Change in net assets	5,812,740	(62,744,768)	(27,792,040)	(48,760,722)	53,548,619	17,731,534

NET ASSETS:
Beginning of period	268,501,480	331,246,248	108,352,638	157,113,360	81,690,499	63,958,965

End of period	$274,314,220	$268,501,480	$80,560,598	$108,352,638	$135,239,118	$81,690,499

Accumulated Net Investment Income (Loss)	$120,137	$247,792	$(1,143,420)	$(1,040,899)	$634	$—

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

	FIRST CALIBER EQUITY		FIRST STERLING INCOME		FIRST MONEY ELITE MARKET
	Six Months Ended October 31, 2007	Year Ended April 30, 2007	Six Months Ended October 31, 2007	Year Ended April 30, 2007	Six Months Ended October 31, 2007	Year Ended April 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A:
Proceeds from shares issued	$731,357	$2,719,198	$382,823	$1,583,735	$—	$163,504
Dividends reinvested	848	1,022,752	49,552	121,727	1,091	2,164
Cost of shares redeemed	(1,190,086)	(4,526,217)	(606,522)	(2,775,627)	(6,000)	(132,109)

Change in net assets from Class A capital transactions	$(457,881)	$(784,267)	$(174,147)	$(1,070,165)	$(4,909)	$33,559

Trust Class:
Proceeds from shares issued	$21,894,064	$44,566,920	$2,373,525	$6,634,657	$425,975,274	$290,168,451
Dividends reinvested	444	30,601,221	360	93	—	—
Cost of shares redeemed	(41,141,816)	(130,393,074)	(29,789,479)	(56,415,191)	(372,423,148)	(272,470,486)

Change in net assets from Trust Class capital transactions	$(19,247,308)	$(55,224,933)	$(27,415,594)	$(49,780,441)	$53,552,126	$17,697,965

Change in net assets from capital transactions	$(19,705,189)	$(56,009,200)	$(27,589,741)	$(50,850,606)	$53,547,217	$17,731,524

SHARE TRANSACTIONS:
Class A:
Issued	69,781	271,013	40,337	167,789	—	163,504
Reinvested	80	104,863	5,203	12,790	1,091	2,164
Redeemed	(113,575)	(450,025)	(64,042)	(293,473)	(6,000)	(132,109)

Change in shares from Class A share transactions	(43,714)	(74,149)	(18,502)	(112,894)	(4,909)	33,559

Trust Class:
Issued	2,082,845	4,486,634	249,981	696,247	425,975,274	290,168,451
Reinvested	42	3,138,583	38	10	—	—
Redeemed	(3,901,260)	(13,014,454)	(3,130,063)	(5,942,416)	(372,423,148)	(272,470,486)

Change in shares from Trust Class share transactions	(1,818,373)	(5,389,237)	(2,880,044)	(5,246,159)	53,552,126	17,697,965

See notes to financial statements.

FIRST FUNDS

FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

	CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:						LESS DIVIDENDS FROM:						RATIOS/SUPPLEMENTAL DATA:
	NET ASSET VALUE, BEGINN- ING OF PERIOD	NET INVEST- MENT INCOME		NET REALIZED AND UNREALIZED GAINS (LOSSES ) ON INVEST- MENTS		CHANGE IN NET ASSET VALUE RESULTING FROM OPERATIONS	NET INVEST- MENT INCOME	NET REALIZED GAINS (LOSSES ) ON INVEST- MENTS	TOTAL DIVIDENDS AND DISTRI- BUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN (a)(b)	NET ASSETS, END OF PERIOD (000’s)	RATIO OF EXPENSES TO AVERAGE NET ASSETS (c)	RATIO OF NET INVEST- MENT INCOME TO AVERAGE NET ASSETS (c)	RATIO OF EXPENSES TO AVERAGE NET ASSETS (c)(d)	PORT- FOLIO TURN- OVER(e)
CLASS A
First Caliber Equity
Six Months Ended October 31, 2007 (Unaudited)	$10.26	$—	(f)	$1.02		$1.02	$— (f)	$—	$— (f)	$11.28	9.95%	$8,132	1.32%	(0.19)%	1.46%	196.94%
Year Ended April 30, 2007	10.47	0.04		1.14		1.18	(0.04)	(1.35)	(1.39)	10.26	12.02%	7,846	1.25%	0.40%	1.45%	81.98%
Year Ended April 30, 2006	10.54	0.03		1.12		1.15	(0.03)	(1.19)	(1.22)	10.47	11.60%	8,784	1.25%	0.34%	1.46%	27.84%
Year Ended April 30, 2005	10.34	0.03		0.28		0.31	(0.03)	(0.08)	(0.11)	10.54	2.98%	9,609	1.25%	0.25%	1.53%	20.23%
Year Ended April 30, 2004	8.40	—	(f)	1.94		1.94	—	—	—	10.34	23.14%	9,214	1.24%	(0.08%)	1.51%	29.84%
Period Ended April 30, 2003 (h)	10.00	0.01		(1.60)		(1.59)	(0.01)	—	(0.01)	8.40	(15.87)%	759	1.24%	0.28%	1.54%	13.46%
First Sterling Income
Six Months Ended October 31, 2007 (Unaudited)	9.58	0.17	(g)	0.01	(g)	0.18	(0.18)	—	(0.18)	9.58	1.90%	2,704	1.11%	3.52%	1.25%	25.69%
Year Ended April 30, 2007	9.43	0.31		0.22		0.53	(0.38)	—	(0.38)	9.58	5.69%	2,882	1.03%	3.62%	1.24%	19.09%
Year Ended April 30, 2006	9.79	0.32		(0.32)		—	(0.36)	—	(0.36)	9.43	(0.02)%	3,901	1.03%	3.32%	1.25%	28.09%
Year Ended April 30, 2005	9.94	0.34		(0.09)		0.25	(0.40)	—	(0.40)	9.79	2.51%	3,986	1.03%	3.47%	1.31%	20.40%
Year Ended April 30, 2004	10.32	0.44		(0.41)		0.03	(0.41)	—	(0.41)	9.94	0.30%	4,055	1.02%	3.52%	1.35%	43.06%
Period Ended April 30, 2003 (h)	10.00	0.42		0.34		0.76	(0.44)	—	(0.44)	10.32	7.69%	431	1.02%	4.12%	1.32%	14.76%
First Elite Money Market
Six Months Ended October 31, 2007 (Unaudited)	1.000	0.022		—		0.022	(0.022)	—	(0.022)	1.000	2.23%	47	0.72%	4.39%	0.72%	N/A
Year Ended April 30, 2007	1.000	0.044		—	(f)	0.044	(0.044)	—	(0.044)	1.000	4.51%	52	0.73%	4.37%	0.74%	N/A
Year Ended April 30, 2006	1.000	0.031		—	(f)	0.031	(0.031)	—	(0.031)	1.000	3.10%	18	0.73%	3.06%	0.76%	N/A
Year Ended April 30, 2005	1.000	0.011		—		0.011	(0.011)	—	(0.011)	1.000	1.11%	18	0.73%	1.12%	0.82%	N/A
Year Ended April 30, 2004	1.000	0.004		—	(f)	0.004	(0.004)	—	(0.004)	1.000	0.37%	17	0.72%	0.40%	0.82%	N/A
Period Ended April 30, 2003 (h)	1.000	0.008		—	(f)	0.008	(0.008)	—	(0.008)	1.000	0.81%	71	0.72%	0.72%	0.83%	N/A

(a)	Total Return excludes sales charge.

(b)	Not Annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing among the classes of shares issued.

(f)	Less than $0.005 per share.

(g)	Calculated based on average shares outstanding.

(h)	For the period May 13, 2002 (commencement of operations) through April 30, 2003.

See notes to financial statements.

FIRST FUNDS

FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

	CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:						LESS DIVIDENDS FROM:						RATIOS/SUPPLEMENTAL DATA:
	NET ASSET VALUE, BEGIN- NING OF PERIOD	NET INVEST- MENT INCOME		NET REALIZED AND UNREALIZED GAINS (LOSSES ) ON INVEST- MENTS		CHANGE IN NET ASSET VALUE RESULTING FROM OPERATIONS	NET INVEST- MENT INCOME	NET REALIZED GAINS (LOSSES ) ON INVEST- MENTS	TOTAL DIVIDENDS AND DISTRI- BUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN (a)	NET ASSETS, END OF PERIOD (000’s)	RATIO OF EXPENSES TO AVERAGE NET ASSETS (b)	RATIO OF NET INVEST- MENT INCOME TO AVERAGE NET ASSETS (b)	RATIO OF EXPENSES TO AVERAGE NET ASSETS (b)(c)	PORT- FOLIO TURN- OVER(d)
TRUST CLASS
First Caliber Equity
Six Months Ended October 31, 2007 (Unaudited)	$10.25	$0.01		$1.03		$1.04	$(0.01)	$—	$(0.01)	$11.28	10.13%	$266,182	1.07%	0.06%	1.21%	196.94%
Year Ended April 30, 2007	10.47	0.13		1.07		1.20	(0.06)	(1.36)	(1.42)	10.25	12.21%	260,655	1.00%	0.66%	1.20%	81.98%
Year Ended April 30, 2006	10.54	0.06		1.12		1.18	(0.06)	(1.19)	(1.25)	10.47	11.90%	322,462	1.00%	0.59%	1.21%	27.84%
Year Ended April 30, 2005	10.34	0.05		0.28		0.33	(0.05)	(0.08)	(0.13)	10.54	3.23%	365,935	1.00%	0.51%	1.28%	20.23%
Year Ended April 30, 2004	8.40	0.02		1.94		1.96	(0.02)	—	(0.02)	10.34	23.38%	379,674	0.99%	0.21%	1.26%	29.84%
Period Ended April 30, 2003 (g)	10.00	0.03		(1.60)		(1.57)	(0.03)	—	(0.03)	8.40	(15.70)%	262,475	0.99%	0.41%	1.28%	13.46%
First Sterling Income
Six Months Ended October 31, 2007 (Unaudited)	9.58	0.18	(f)	0.01	(f)	0.19	(0.19)	—	(0.19)	9.58	1.92%	77,857	0.85%	3.78%	1.00%	25.69%
Year Ended April 30, 2007	9.42	0.33		0.23		0.56	(0.40)	—	(0.40)	9.58	6.07%	105,470	0.78%	3.88%	0.99%	19.09%
Year Ended April 30, 2006	9.78	0.34	(f)	(0.32	)(f)	0.02	(0.38)	—	(0.38)	9.42	0.23%	153,213	0.78%	3.57%	1.00%	28.09%
Year Ended April 30, 2005	9.94	0.36		(0.10)		0.26	(0.42)	—	(0.42)	9.78	2.66%	212,854	0.78%	3.73%	1.06%	20.40%
Year Ended April 30, 2004	10.32	0.40		(0.34)		0.06	(0.44)	—	(0.44)	9.94	0.55%	236,293	0.77%	3.79%	1.05%	43.06%
Period Ended April 30, 2003 (g)	10.00	0.44		0.34		0.78	(0.46)	—	(0.46)	10.32	7.95%	207,789	0.77%	4.43%	1.06%	14.76%
First Elite Money Market
Six Months Ended October 31, 2007 (Unaudited)	1.000	0.023		—		0.023	(0.023)	—	(0.023)	1.000	2.36%	135,192	0.46%	4.64%	0.46%	N/A
Year Ended April 30, 2007	1.000	0.047		—	(e)	0.047	(0.047)	—	(0.047)	1.000	4.77%	81,639	0.48%	4.67%	0.49%	N/A
Year Ended April 30, 2006	1.000	0.033		—	(e)	0.033	(0.033)	—	(0.033)	1.000	3.36%	63,941	0.47%	3.33%	0.51%	N/A
Year Ended April 30, 2005	1.000	0.014		—		0.014	(0.014)	—	(0.014)	1.000	1.36%	65,709	0.48%	1.35%	0.56%	N/A
Year Ended April 30, 2004	1.000	0.006		—	(e)	0.006	(0.006)	—	(0.006)	1.000	0.62%	74,005	0.47%	0.62%	0.57%	N/A
Period Ended April 30, 2003 (g)	1.000	0.011		—	(e)	0.011	(0.011)	—	(0.011)	1.000	1.06%	89,302	0.47%	1.10%	0.57%	N/A

(a)	Not Annualized for periods less then one year.

(b)	Annualized for periods less then one year.

(c)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing among the classes of shares issued.

(e)	Less than $0.005 per share.

(f)	Calculated based on average shares outstanding.

(g)	For the period May 13, 2002 (commencement of operations) through April 30, 2003.

See notes to financial statements.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2007

(UNAUDITED)

1.	ORGANIZATION:

First Funds (formerly known as the Legacy Funds Group) (the “Trust”) was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust presently offers shares of First Caliber Equity (formerly known as The Multi-Cap Core Equity Fund), First Sterling Income (formerly known as The Core Bond Fund), and First Elite Money Market (formerly known as The Federal Money Fund), (individually referred to as a “Fund” and collectively as the “Funds”).

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Funds represents identical interests in each Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

Investments of First Elite Money Market are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange)

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2007

(UNAUDITED)

in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of a security is materially affected by events occurring before their valuation time but after the close of the primary market on which the security is principally traded) the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

SECURITY TRANSACTIONS AND RELATED INCOME:

During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies, financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

NEW ACCOUNTING STANDARDS:

As required, effective October 31, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2007

(UNAUDITED)

OTHER:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro-rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

DIVIDENDS TO SHAREHOLDERS:

Dividends from net investment income, if any, are declared and paid quarterly for First Caliber Equity. Dividends from net investment income are declared daily and paid monthly for First Sterling Income and First Elite Money Market. Net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to different treatments of amortization and accretion of premium and market discount.

FEDERAL INCOME TAXES:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.	RELATED PARTY TRANSACTIONS:

First Financial Capital Advisors LLC (the “Advisor”), a separate, wholly-owned subsidiary of First Financial Bancorp., serves as investment advisor to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)
First Caliber Equity	0.92%
First Sterling Income	0.70%
First Elite Money Market	0.20%

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2007

(UNAUDITED)

The Advisor had contractually agreed, until August 28, 2007, to waive and/or reimburse total expenses, including the above stated Advisory Fee, in order to limit the annual operating expenses to the following amounts:

Fund	Trust Class	Class A
First Caliber Equity	1.00%	1.25%
First Sterling Income	0.78%	1.03%
First Elite Money Market	0.48%	0.73%

The Funds have entered into an Omnibus Agreement with Citi Fund Services Ohio, Inc. (“Citi”) (formerly known as BISYS Fund Services Ohio, Inc.) that sets the compensation level for the Co-Administration Agreement, Fund Accounting Agreement and Transfer Agency Agreement with Citi or it’s affiliates. Pursuant to the Omnibus Fee Agreement the Trust will pay a single all-inclusive fee (“Omnibus Fee”). The Omnibus Fee makes up the Administration Expense on the Statement of Operations. The Accounting and Transfer Agent Expenses on the Statement of Operations consist of out-of-pocket expenses. The Omnibus Fee is computed daily and paid monthly at the annual rate as follows:

Average Daily Net Assets of the Fund	Omnibus Fee Amount (as a percentage of net assets)
$0 - up to $500 million	0.130%
$500 million to $700 million	0.115%
$700 million to $900 million	0.105%
$900 million to $1 billion	0.090%
Over $1 billion	0.080%

The Funds have also entered into a separate Co-Administration Agreement with the Advisor. Pursuant to the Co-Administration Agreement, the Funds have agreed to pay the Advisor 0.05% of the Funds’ average daily net assets for the co-administrative services on behalf of the Funds.

The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse Foreside Distribution Services, L.P. (“Foreside”) as the Funds’ distributor, an amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund’s Class A shares, and may be used by Foreside to pay banks, broker/ dealers and other institutions for distribution and / or shareholder servicing. As distributor, Foreside is entitled to receive commissions on sales of Class A shares of First Caliber Equity and First Sterling Income. Prior to August 1, 2007 BISYS Fund Services Ohio, Inc. was the distributor.

For the period ended October 31, 2007, Foreside received approximately $5,787 from commissions earned on sales of Class A shares of the Funds, all of which was reallowed to dealers of the Funds’ shares.

The Funds, except for First Elite Money Market, invested in affiliated securities, subject to compliance with the 1940 Act. A summary of the Funds’ investments in affiliated securities for the period ended October 31, 2007 is noted below:

Fund	Purchases	Sales	Dividends/Income
First Caliber Equity, investments in: First Elite Money Market	$222,527,717	$225,405,788	$169,111
First Sterling Income, investments in: First Elite Money Market	41,217,436	38,028,787	56,629

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2007

(UNAUDITED)

4.	PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term and U.S. Government securities) for the period ended October 31, 2007 were as follows:

	Purchases	Sales
First Caliber Equity	$519,415,318	$530,937,644
First Sterling Income	22,143,963	55,468,650

Purchases and sales of U.S. Government securities for the period ended October 31, 2007, were as follows:

	Purchases	Sales
First Sterling Income	$41,089,454	$42,670,505

5.	FEDERAL INCOME TAX INFORMATION:

As of October 31, 2007, the tax cost and unrealized appreciation/ (depreciation) of securities was as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
First Caliber Equity	$192,457,791	$86,136,858	$(94,911)	$86,041,947
First Sterling Income	86,462,586	468,651	(2,400,048)	(1,931,397)

The character of dividends paid to shareholders during the year ended April 30, 2007 were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Dividends	Total Dividends Paid
First Caliber Equity	$1,670,417	$33,903,961	$35,574,378	$35,574,378
First Sterling Income	5,602,549	—	5,602,549	5,602,549
First Elite Money Market	3,524,978	—	3,524,978	3,524,978

The character of dividends paid to shareholders during the year ended April 30, 2006 were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Dividends	Total Dividends Paid
First Caliber Equity	$2,309,689	$39,346,164	$41,655,853	$41,655,853
First Sterling Income	7,924,899	—	7,924,899	7,924,899
First Elite Money Market	2,432,634	—	2,432,634	2,432,634

As of April 30, 2007, the components of accumulated earnings on a tax basis were as follows: The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount as well as equalization. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
First Caliber Equity	$—	$28,467,276	$28,467,276	$—	$—	$94,483,091	$122,950,367
First Sterling Income	875,417	—	875,417	(378,695)	(5,912,618)	(2,526,588)	(7,942,484)
First Elite Money Market	302,328	—	302,328	(302,328)	(6)	—	(6)

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2007

(UNAUDITED)

Capital Loss Carryforwards:

At April 30, 2007, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount	Expires
First Sterling Income	$1,675,914	2011
First Sterling Income	457,748	2012
First Sterling Income	614,539	2014
First Sterling Income	2,955,914	2015
First Elite Money Market	6	2015

Post October Loss Deferral:

Capital losses incurred after October 31, within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses as follows.

Post-October Capital Losses
First Sterling Income	$208,503

6.	OTHER INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-888-494-8510; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-888-494-8510; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending July 31 and January 31 are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

FIRST FUNDS

ADDITIONAL FUND INFORMATION

OCTOBER 31, 2007

(UNAUDITED)

As a shareholder of First Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution (and/ or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in First Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expense Paid During Period* 5/1/07 - 10/31/07	Expense Ratio During Period 5/1/07 - 10/31/07
First Caliber Equity	Class A	$1,000.00	$1,099.50	$7.02	1.32%
	Trust Class	1,000.00	1,101.30	5.70	1.07%
First Sterling Income	Class A	1,000.00	1,019.00	5.68	1.11%
	Trust Class	1,000.00	1,019.20	4.35	0.85%
First Elite Money Market	Class A	1,000.00	1,022.30	3.69	0.72%
	Trust Class	1,000.00	1,023.60	2.36	0.46%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each First Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expense Paid During Period* 5/1/07 - 10/31/07	Expense Ratio During Period 5/1/07 - 10/31/07
First Caliber Equity	Class A	$1,000.00	$1,018.65	$6.75	1.32%
	Trust Class	1,000.00	1,019.92	5.48	1.07%
First Sterling Income	Class A	1,000.00	1,019.72	5.68	1.11%
	Trust Class	1,000.00	1,021.03	4.35	0.85%
First Elite Money Market	Class A	1,000.00	1,021.69	3.69	0.72%
	Trust Class	1,000.00	1,023.01	2.36	0.46%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

SEMI-ANNUAL REPORT

OCTOBER 31, 2007

INVESTMENT ADVISOR

FIRST FINANCIAL CAPITAL ADVISORS LLC

4000 SMITH ROAD, SUITE 400

CINCINNATI, OH 45209

DISTRIBUTOR

FORESIDE DISTRIBUTION SERVICES, L.P.

100 SUMMER STREET

BOSTON, MA 02110

ADMINISTRATOR

CITI FUND SERVICES OHIO, INC.

3435 STELZER RD.

COLUMBUS, OH 43219

LEGAL COUNSEL

STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP

41 SOUTH HIGH STREET, SUITE 1100

COLUMBUS, OH 43215

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the First Funds. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.

4000 Smith Road, Suite 400 • Cincinnati, OH 45209

Toll Free (866) 295-4964

(888) 494-8510	LFG-0011 10/31/07 12/07

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	- Not applicable.

(a)(2)	- Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date	1/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Franklin Hall
Franklin Hall, President

Date	1/07/2008

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date	1/07/2008